Fair value measurement (Details) - Recurring - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term investments
Term deposits	€ 45,000
Investments and other assets:
Term deposits	1,351	€ 1,351
Total	205,351	21,273
Deposits
Cash equivalents:
Cash equivalents	159,000
Money Market Funds
Cash equivalents:
Cash equivalents		19,922
Level 1
Short-term investments
Term deposits	0
Investments and other assets:
Term deposits	0	0
Total	0	19,922
Level 1 | Deposits
Cash equivalents:
Cash equivalents	0
Level 1 | Money Market Funds
Cash equivalents:
Cash equivalents		19,922
Level 2
Short-term investments
Term deposits	45,000
Investments and other assets:
Term deposits	1,351	1,351
Total	205,351	1,351
Level 2 | Deposits
Cash equivalents:
Cash equivalents	€ 159,000
Level 2 | Money Market Funds
Cash equivalents:
Cash equivalents		€ 0